 v3.5.0.1
Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 09, 2016
Entity Registrant Name	dei_EntityRegistrantName	American Century Capital Portfolios Inc
Central Index Key	dei_EntityCentralIndexKey	0000908186
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun. 09, 2016
Document Effective Date	dei_DocumentEffectiveDate	Mar. 01, 2016
Prospectus Date	rr_ProspectusDate	Mar. 01, 2016
Supplement [Text Block]	ck000077367_SupplementTextBlock

American Century Capital Portfolios, Inc. Summary Prospectus and Prospectus Supplement AC Alternatives® Income Fund
Supplement dated June 10, 2016 ■ Prospectus dated March 1, 2016

Effective April 6, 2016, Sankaty Advisors, LP changed its name to Bain Capital Credit, LP. Accordingly, all references in the summary prospectus and prospectus to "Sankaty Advisors, LP" or "Sankaty" are hereby replaced with "Bain Capital Credit, LP" and "Bain Capital Credit," respectively.

X
- Definition

Supplement [Text Block]

+ References

No definition available.

+ Details
Name:	ck000077367_SupplementTextBlock
Namespace Prefix:	ck000077367_
Data Type:	nonnum:textBlockItemType
Balance Type:	na
Period Type:	duration

X
- Definition

If the value is true, then the document is an amendment to previously-filed/accepted document.

+ References

No definition available.

+ Details
Name:	dei_AmendmentFlag
Namespace Prefix:	dei_
Data Type:	xbrli:booleanItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date the document was made available and submitted, in CCYY-MM-DD format. The date of submission, date of acceptance by the recipient, and the document effective date are all potentially different.

+ References

No definition available.

+ Details
Name:	dei_DocumentCreationDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date when a document, upon receipt and acceptance, becomes officially effective, in CCYY-MM-DD format. Usually it is a system-assigned date time value, but it may be declared by the submitter in some cases.

+ References

No definition available.

+ Details
Name:	dei_DocumentEffectiveDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The end date of the period reflected on the cover page if a periodic report. For all other reports and registration statements containing historical data, it is the date up through which that historical data is presented. If there is no historical data in the report, use the filing date. The format of the date is CCYY-MM-DD.

+ References

No definition available.

+ Details
Name:	dei_DocumentPeriodEndDate
Namespace Prefix:	dei_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The type of document being provided (such as 10-K, 10-Q, 485BPOS, etc). The document type is limited to the same value as the supporting SEC submission type, or the word "Other".

+ References

No definition available.

+ Details
Name:	dei_DocumentType
Namespace Prefix:	dei_
Data Type:	dei:submissionTypeItemType
Balance Type:	na
Period Type:	duration

X
- Definition

A unique 10-digit SEC-issued value to identify entities that have filed disclosures with the SEC. It is commonly abbreviated as CIK.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation 12B
-Number 240
-Section 12b
-Subsection 1

+ Details
Name:	dei_EntityCentralIndexKey
Namespace Prefix:	dei_
Data Type:	dei:centralIndexKeyItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The exact name of the entity filing the report as specified in its charter, which is required by forms filed with the SEC.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Regulation 12B
-Number 240
-Section 12b
-Subsection 1

+ Details
Name:	dei_EntityRegistrantName
Namespace Prefix:	dei_
Data Type:	xbrli:normalizedStringItemType
Balance Type:	na
Period Type:	duration

X
- Definition

The date of the prospectus.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A
-Section 1
-Subsection a
-Paragraph 3

+ Details
Name:	rr_ProspectusDate
Namespace Prefix:	rr_
Data Type:	xbrli:dateItemType
Balance Type:	na
Period Type:	duration

X
- Definition

Prospectus Table.

+ References

Reference 1: http://www.xbrl.org/2003/role/presentationRef
-Publisher SEC
-Name Form
-Number N-1A
-Chapter A

+ Details
Name:	rr_ProspectusTable
Namespace Prefix:	rr_
Data Type:	xbrli:stringItemType
Balance Type:	na
Period Type:	duration